Transactions and balances with related parties (Tables)	12 Months Ended
Dec. 31, 2021
Transactions and balances with related parties
Schedule of compensation paid or payable to key management

	For the year ended December 31,
In thousands of USD	2019	2020	2021
Short-term employee benefits	8,995	3,634	4,236
Other benefits	53	53	81
Share-based compensation	15,415	15,445	9,299
Total	24,463	19,132	13,616